UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
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Check here if Amendment |_|; Amendment Number:
                                               -----------------------
         This Amendment (Check only one.): |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S-C Rig Co. (a)
Address:  888 Seventh Avenue
          New York, NY 10106

Form 13F File Number: 28-7212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Flanagan
Title:    Chief Financial Officer
Phone:    212-333-9888

Signature, Place, and Date of Signing:


/s/ John Flanagan                 New York, New York        August 14, 2002
---------------------------       ------------------        ---------------
[Signature]                       [City, State]             [Date]

(a) Dr. Purnendu Chatterjee is the sole director and sole shareholder of S-C Rig Co.

Report Type (Check only one.):

|X|| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              0
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Form 13F Information Table Entry Total:         1
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Form 13F Information Table Value Total:   $23,077
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                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                                   S-C Rig Co.
                           Form 13F Information Table
                                  June 30, 2002

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Name of Issuer    Title of         CUSIP     Value    Shrs or prn   SH/ PRN     Put/Call  Investment Discretion   Voting Authority
--------------    --------         -----     -----    -----------   -------     --------  ---------------------   ----------------
                   Class                   (x $1000)     amt
                   -----                   ---------     ---
                                                                                           Sole   Shared   None  Sole  Shared  None
                                                                                           ----   ------   ----  ----  ------  ----
                                                                                                 Instr. V
                                                                                                 --------
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TRANSOCEAN INC       ORD         G90078109   23,077     740,836       SH                             X                    X
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REPORT SUMMARY:  1 DATA RECORD              $23,077                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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